Components of Net Deferred Income Tax Assets and Liabilities Included in Other Assets and Accrued Expenses and Other Liabilities, Respectively (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Deferred income tax assets
Other temporary differences	477,548	689,660
Less: Valuation allowance			(67,879)	(73,626)
Deferred income tax assets	477,548	689,660
Deferred income tax liabilities
Deferred income tax liabilities	(89,979)	(108,748)
Net deferred income tax assets	387,569	580,912
Other Assets
Deferred income tax assets
Allowance for loan losses	151,010	241,942
Other allowances	222,730	286,127
Valuation of trading assets	40,029	22,983
Premises and equipment	241,228	216,201
Available-for-sale securities	636,846	757,625
Other assets	220,894	274,047
Future policy benefits	269,280	150,495
Long-term debt	10,780	4,534
Other temporary differences	25,045	18,870
Net operating loss carryforwards	78,382	100,005
Deferred Tax Assets, Gross, Total	1,896,224	2,072,829
Less: Valuation allowance	(82,077)	(104,914)
Deferred income tax assets	1,814,147	1,967,915
Accrued expense and other liabilities
Deferred income tax liabilities
Valuation of trading assets	(5,565)
Foreign exchange contracts and derivative instruments	(77,914)	(11,647)
Allowance for loan losses	(371,872)	(388,523)
Accrued interest and dividend receivable	(74,509)	(13,046)
Other assets	(839,648)	(868,990)
Long-term debt	(38,706)	(28,463)
Other temporary differences	(18,364)	(76,334)
Deferred income tax liabilities	(1,426,578)	(1,387,003)